Note 2- Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	3 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents:
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of six months or less to be cash equivalents.

At June 30, 2012, the Company maintained its cash balances in one financial institution located in Ashburn, Virginia.  The cash account consists of an operating checking account which is insured by the Federal Deposit Insurance Corporation.  The Company currently has $53 of funds subject to FDIC protection.